Risk Management and Report (Details) - Schedule of Contractual Maturity Profile of the Financial Liabilities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Transactions in the course of payment [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	$ 356,871	$ 681,792
Full delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	5,638,013	6,981,236
Current accounts and other demand deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	13,321,660	13,383,232
Savings accounts and time deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	15,532,962	14,279,065
Reverse repurchase agreements and securities lending [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	157,004	219,095
Borrowings from financial institutions
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	5,346,563	5,385,906
Debt financial instruments issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	10,663,009	10,495,015
Other Financial Obligation [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	338,915	343,702
Financial Instruments of Regulatory Capital Issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,377,792	1,365,991
Liabilities excluding non-delivery derivative transaction [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	52,732,789	53,135,034
Non - delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	5,801,978	7,161,285
Up to 1 month [Member] | Transactions in the course of payment [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	356,871	681,792
Up to 1 month [Member] | Full delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	449,301	743,686
Up to 1 month [Member] | Current accounts and other demand deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	13,321,660	13,383,232
Up to 1 month [Member] | Savings accounts and time deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	10,432,630	9,774,591
Up to 1 month [Member] | Reverse repurchase agreements and securities lending [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	156,846	219,043
Up to 1 month [Member] | Borrowings from financial institutions
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	44,475	158,173
Up to 1 month [Member] | Debt financial instruments issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	55,897	13,442
Up to 1 month [Member] | Other Financial Obligation [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	338,891	343,526
Up to 1 month [Member] | Financial Instruments of Regulatory Capital Issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	3,006	2,869
Up to 1 month [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	25,159,577	25,320,354
Up to 1 month [Member] | Non - delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	339,148	686,308
1 to 3 months [Member] | Transactions in the course of payment [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
1 to 3 months [Member] | Full delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	883,862	780,406
1 to 3 months [Member] | Current accounts and other demand deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
1 to 3 months [Member] | Savings accounts and time deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	3,515,344	3,013,166
1 to 3 months [Member] | Reverse repurchase agreements and securities lending [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	158	52
1 to 3 months [Member] | Borrowings from financial institutions
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	65,210	83,612
1 to 3 months [Member] | Debt financial instruments issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	196,986	170,745
1 to 3 months [Member] | Other Financial Obligation [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities		21
1 to 3 months [Member] | Financial Instruments of Regulatory Capital Issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
1 to 3 months [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	4,661,560	4,048,002
1 to 3 months [Member] | Non - delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	339,427	751,720
Between 3 and 12 months [Member] | Transactions in the course of payment [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Full delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	946,696	1,375,700
Between 3 and 12 months [Member] | Current accounts and other demand deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Savings accounts and time deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,517,789	1,362,905
Between 3 and 12 months [Member] | Reverse repurchase agreements and securities lending [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Between 3 and 12 months [Member] | Borrowings from financial institutions
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	5,079,495	795,721
Between 3 and 12 months [Member] | Debt financial instruments issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,097,658	1,349,567
Between 3 and 12 months [Member] | Other Financial Obligation [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	24	110
Between 3 and 12 months [Member] | Financial Instruments of Regulatory Capital Issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	46,575	48,017
Between 3 and 12 months [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	8,688,237	4,932,020
Between 3 and 12 months [Member] | Non - delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,033,954	1,595,212
Between 1 and 3 years [Member] | Transactions in the course of payment [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Between 1 and 3 years [Member] | Full delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,138,243	1,581,587
Between 1 and 3 years [Member] | Current accounts and other demand deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Between 1 and 3 years [Member] | Savings accounts and time deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	66,062	121,808
Between 1 and 3 years [Member] | Reverse repurchase agreements and securities lending [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Between 1 and 3 years [Member] | Borrowings from financial institutions
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	157,383	4,348,400
Between 1 and 3 years [Member] | Debt financial instruments issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	2,537,939	2,286,711
Between 1 and 3 years [Member] | Other Financial Obligation [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities		45
Between 1 and 3 years [Member] | Financial Instruments of Regulatory Capital Issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	95,774	94,649
Between 1 and 3 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	3,995,401	8,433,200
Between 1 and 3 years [Member] | Non - delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,245,586	1,283,629
3 to 5 years [Member] | Transactions in the course of payment [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Full delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	738,806	756,582
3 to 5 years [Member] | Current accounts and other demand deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Savings accounts and time deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	595	5,940
3 to 5 years [Member] | Reverse repurchase agreements and securities lending [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Borrowings from financial institutions
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Debt financial instruments issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	2,351,864	2,555,020
3 to 5 years [Member] | Other Financial Obligation [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Financial Instruments of Regulatory Capital Issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	85,615	84,952
3 to 5 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	3,176,880	3,402,494
3 to 5 years [Member] | Non - delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	964,056	683,109
Over 5 years [Member] | Transactions in the course of payment [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Full delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,481,105	1,743,275
Over 5 years [Member] | Current accounts and other demand deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Savings accounts and time deposits
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	542	655
Over 5 years [Member] | Reverse repurchase agreements and securities lending [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Borrowings from financial institutions
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Debt financial instruments issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	4,422,665	4,119,530
Over 5 years [Member] | Other Financial Obligation [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Financial Instruments of Regulatory Capital Issued [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	1,146,822	1,135,504
Over 5 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	7,051,134	6,998,964
Over 5 years [Member] | Non - delivery derivative transactions [Member]
Schedule of Contractual Maturity Profile of the Financial Liabilities [Line Items]
Financial liabilities	$ 1,879,807	$ 2,161,307